Fair Value Measurements - Fair Value Hierarchy (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Financial assets:
Current derivative assets	$ 39	$ 920
Non-current derivative assets		648
Financial liabilities:
Current derivative liabilities	7,211	910
Non-current derivative liabilities	23,987	5,133
Carrying Amount [Member]
Financial assets:
Cash and cash equivalents	41,436	43,525
Financial liabilities:
Long-term debt, current and non-current	959,842	1,002,813
Fair Value [Member]
Financial assets:
Cash and cash equivalents	41,436	43,525
Financial liabilities:
Long-term debt, current and non-current	959,842	1,002,813
Foreign Exchange Forward Contracts [Member] | Carrying Amount [Member]
Financial assets:
Current derivative assets		246
Foreign Exchange Forward Contracts [Member] | Fair Value [Member]
Financial assets:
Current derivative assets		246
Interest Rate Swap Contracts [Member] | Carrying Amount [Member]
Financial assets:
Current derivative assets	39	674
Non-current derivative assets		648
Financial liabilities:
Current derivative liabilities	7,211	910
Non-current derivative liabilities	23,987	5,133
Interest Rate Swap Contracts [Member] | Fair Value [Member]
Financial assets:
Current derivative assets	39	674
Non-current derivative assets		648
Financial liabilities:
Current derivative liabilities	7,211	910
Non-current derivative liabilities	23,987	5,133
Quoted Price in Active Markets for Identical Assets (Level 1) [Member] | Fair Value [Member]
Financial assets:
Cash and cash equivalents	41,436	43,525
Significant Other Observable Inputs (Level 2) [Member] | Fair Value [Member]
Financial liabilities:
Long-term debt, current and non-current	959,842	1,002,813
Significant Other Observable Inputs (Level 2) [Member] | Foreign Exchange Forward Contracts [Member] | Fair Value [Member]
Financial assets:
Current derivative assets		246
Significant Other Observable Inputs (Level 2) [Member] | Interest Rate Swap Contracts [Member] | Fair Value [Member]
Financial assets:
Current derivative assets	39	674
Non-current derivative assets		648
Financial liabilities:
Current derivative liabilities	7,211	910
Non-current derivative liabilities	$ 23,987	$ 5,133